Net Income / (Loss) from continuing operations Per Unit - Basic and Diluted (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerators
Partnership’s net income from continuing operations	$ 98,178	$ 30,367	$ 24,421
Less:
Preferred unit holders’ interest in Partnership’s net income from continuing operations	0	0	2,652
Deemed dividend to preferred unit holders’	0	0	9,119
General Partner’s interest in Partnership’s net income from continuing operations	1,790	558	236
Partnership’s net income from continuing operations allocable to unvested units	2,053	685	130
Common unit holders’ interest in Partnership’s net income from continuing operations	$ 94,335	$ 29,124	$ 12,284
Denominators
Weighted average number of common units outstanding, basic and diluted	18,342,413	18,194,186	18,178,144
Net income from continuing operations per common unit:
Basic and Diluted	$ 5.14	$ 1.60	$ 0.68